Summary of Significant Accounting Policies - Recent Accounting Pronouncements Adopted (Details) $ in Millions	Mar. 31, 2020 USD ($)
Accounting Policies [Abstract]
Deferred implementation cost, current	$ 0.2
Deferred implementation cost, non-current	$ 0.6